Charles S. Kim (858) 550-6049 ckim@cooley.com	VIA EDGAR AND FEDERAL EXPRESS

June 28, 2011

United States Securities and Exchange Commission

Division of Corporate Finance

Mail Stop 6010

100 F Street, N.E.

Washington, D.C. 20549

Attn:  Bryan Pitko

Re:	Insys Therapeutics, Inc.

Amendment No. 3 to Registration Statement on Form S-1

Filed June 9, 2011

File No. 333-173154

Dear Mr. Pitko:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended (the “Securities Act”), on behalf of our client Insys Therapeutics, Inc. (the “Company”), is Amendment No. 4 (“Amendment No. 4”) to the Company’s Registration Statement on Form S-1 (the “Registration Statement”) originally filed with the Securities and Exchange Commission (the “Commission”) on March 29, 2011. The copy of Amendment No. 4 that is enclosed with the paper copy of this letter is marked to show changes from Amendment No. 3 to the Registration Statement as filed with the Commission on June 9, 2011.

Amendment No. 4 is being filed in response to comments received from the staff of the Commission (the “Staff”) by letter dated June 20, 2011 with respect to the Registration Statement (the “Comment Letter”). The numbering of the paragraphs below corresponds to the numbering in the Comment Letter, the text of which we have incorporated into this response letter for convenience. Except where otherwise indicated, page references in the text of the responses below correspond to the page numbers of Amendment No. 4.

Staff Comments and Company Responses

Form S-1

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Critical Accounting Policies and Significant Judgments and Estimates

Acquisitions, Goodwill and Other Intangible Assets, page 67

Stock-Based Compensation, page 69

1.	With respect to comment three, please revise your document to include the information provided in your response relating to the estimated price range for the initial public offering. In addition, please address the following:

•

For each significant event noted in your response, please revise your disclosure to indicate the date that each event took place. Quantitatively illustrate how each event impacted the valuation of the common stock;

•

Tell us why it is appropriate to use the February 15, 2011 valuation to determine the fair value of the options granted on March 28, 2011. If it is not clear from the request above, please also tell us which of the significant events noted occurred prior to March 28, 2011.

•	Clarify how each of the factors numbered (i) through (v) on page four of your response changed between March 28, 2011 and June 2011; and

•	Please update your schedule of stock options granted to the date of your response to these comments, or confirm that there have not been any issuances since March 28, 2011.

Response:    The Company acknowledges the Staff’s comment and advises the Staff that the Company currently anticipates including the preliminary price range for its proposed initial public offering (the “IPO”) in its next amendment to the Registration Statement.

Additionally:

•	In response to bullet point 1 in the Staff’s comment above, the following table sets forth the dates on which each of the relevant events took place:

Event:	Date:
Fentanyl SL Spray New Drug Application (“NDA”) submission	3/4/11
Catalent Pharma Solutions, LLC manufacturing and packaging agreement	3/21/11
Fentanyl SL Spray NDA accepted and applicable Prescription Drug User Fee Act (“PDUFA”) date was assigned	5/11/11
Mylan Pharmaceuticals Inc. supply and distribution agreement	5/19/11
DPT Lakewood, LLC manufacturing agreement	5/24/11
AptarGroup, Inc. supply agreement	5/31/11 signed (3/7/11 deemed effective date)
Dronabinol SG Capsule Abbreviated New Drug Application (“ANDA”) progress	See discussion below
Capital markets improvement	See discussion below

•

With respect to bullet points 1 and 2 in the Staff’s comment above, the Company advises the Staff that the individual quantitative impact of each of the events listed in the table above on the value of the Company’s stock has not and can not been determined. Specifically, it is infeasible to analyze the quantitative impact of any single event outside of the context of other events and circumstances within the same general timeframe. However, qualitatively:

o	Of the 2 events that took place between the formal third party valuation date (February 15, 2011) and the Company’s subsequent option grant date (March 28, 2011), the Company respectfully submits to the Staff that neither the Fentanyl SL Spray NDA submission nor the execution of the Catalent Pharma Solutions, LLC manufacturing and packaging agreement had any meaningful impact on the fair value of the Company’s stock. More specifically:

•

The Company does not believe the NDA submission itself was a significant value driver for the Company because there are few requirements for submitting an NDA. Conversely, the Company believes the acceptance of the NDA by the U.S. Food and Drug Administration (“FDA”) and related PDUFA date assignment, both of which took place following the option grant date, were significant value enhancing events for the Company. FDA filing of an NDA indicates that on its face, an NDA filing is complete and sufficient to warrant substantive review by the FDA. The assignment of a PDUFA date establishes an initial timeline for review of an NDA and potential commercialization for the product candidate (though it does not guarantee approval on such date). Of all of the events listed above, the Company believes achievement of these milestones were the most important in terms of increasing the value of the Company. Although the Company had already been considering an IPO, the Company viewed the NDA acceptance and PDUFA date assignment as prerequisites for engaging in an IPO process.

•

The Company does not believe the execution of the Catalent agreement was a significant value driver for the Company. The Catalent agreement is a commercial agreement covering the processing and packaging services related to the Company’s Dronabinol SG Capsule. Moreover, from a financial perspective, this agreement requires the Company to supply dronabinol API and make certain specified payments to Catalent in exchange for capsule processing and packaging, and the Company believes it could enter into a similar agreement with a number of other parties if necessary. Like the NDA submission, the execution of this agreement was not a prerequisite for engaging in the IPO process.

o	Of the 6 events that took place after the Company’s option grant date (March 28, 2011):

•	As discussed above, the most significant value driver was the acceptance of the Fentanyl SL Spray NDA by the FDA and related PDUFA date assignment.

•	The Company believes the second most significant value driver was the execution of the Mylan Pharmaceuticals Inc. supply and distribution agreement. Unlike the other commercial supply/manufacturing agreements listed in the table above, the Mylan agreement is a commercial distribution agreement that relates to the Company’s most advanced product candidate – Dronabinol SG Capsule. Establishing a distribution network for the Dronabinol SG Capsule and terms under which it would be sold, was critical in preparation for potential commercialization of this product candidate. As compared with supply/manufacturing agreements, as a general matter, there is much less certainty of successfully consummating distribution agreements on terms favorable to the Company and with a partner with the capabilities of Mylan. Most importantly, the Mylan agreement provides a potential source of revenue payments to the Company from the future sale of the Dronabinol SG Capsule, if approved.

•

The Company believes the third most significant value driver was the progress that was made with respect to the Company’s Dronabinol SG Capsule ANDA. As mentioned above, Dronabinol SG Capsule is the Company’s most advanced product candidate. Notably, there was only one correspondence with the FDA that took place between February 15, 2011 and March 28, 2011, and the Company does not believe this correspondence materially impacted the value of the Company. In contrast, there were multiple correspondences with the FDA after March 28, 2011, which the Company believes indicated the advancement of the Dronabinol SG Capsule ANDA through the FDA review process. Based on the most recent correspondence with the FDA, the Company believes it has a greater likelihood of receiving an approval decision in the near future on its ANDA, than at times prior to March 28, 2011. Continued risk reduction surrounding the regulatory approval of the ANDA and the prospects of commercializing the Company’s first revenue generating product drives additional value for the Company.

•

Other events in this time period were the signing of the DPT manufacturing agreement and AptarGroup supply agreement. Although these agreements are important, similar to the Catalent agreement, the Company does not believe execution of them were significant value drivers for the Company.

•

Finally, the status of the capital markets, and in particular the capital markets relating to the Company’s industry and comparable companies, is a factor underwriters typically take into consideration in determining the viability of an IPO and the potential price per share at which a company will be able to sell its shares in an IPO. The valuation conducted as of February 15, 2011 utilized an established private company valuation methodology that is described in detail in the Registration Statement (the Probability Weighted Expected Return Method) and did not include a valuation from the underwriters. Similarly the Company did not utilize a valuation from the underwriters on March 28, 2011. As such the underwriters’ assessment of the capital markets was not a factor in the Company’s own valuations as of those dates. However, in determining a preliminary valuation in connection with the proposed IPO, the status of the capital markets and improved state of the capital markets including stock price performance of comparable and relevant companies as of the preliminary IPO valuation date was a factor the Company and the underwriters considered that enhanced valuation.

•

With respect to bullet point 3 in the Staff’s comment above, the Company respectfully advises the Staff that it is unable to analyze changes in each of the factors numbered (i) through (v) on page four of the Company’s prior response letter since the February 15, 2011 and preliminary IPO valuations were conducted by different parties taking into consideration different factors and utilizing different methodologies. The valuation conducted as of February 15, 2011 utilized an established private company valuation methodology that is described in detail in the Registration Statement (the Probability Weighted Expected Return Method). In contrast, the preliminary valuation discussed between the Company and the underwriters was in connection with the Company’s proposed IPO. Moreover, the preliminary IPO valuation is simply an estimate, and the ultimate value of the Company will be determined through the marketing and pricing of the IPO. In particular, the market-determined value could be lower than the low end of the preliminary IPO price range established by the underwriters.

•

With respect to bullet point 4 in the Staff’s comment above, the Company advises the Staff that no options have been granted since March 28, 2011 and the Company does not currently intend to issue any additional options prior to the closing of the Company’s IPO.

Sales and Marketing, page 98

2.	With regard to the material terms of your supply and distribution agreement with Mylan Pharmaceuticals, please revise your disclosure to include the following information:

•	The defined geographic area in which Mylan has agreed to distribute the Dronabinol SG Capsule;
•	The initial term of the agreement and the duration of the automatic renewal period;
•	The percentage range of net product sales to be to be paid to Mylan as royalties; and
•	The percentage range of net product sales to be paid to Mylan as distribution and storage fees.

Please note that where we have requested a percentage range for the applicable material term, the disclosed range should be within ten percentage points (e.g. “between 10 and 15%,” “in the low twenties”).

Response:    The Company acknowledges the Staff’s comment and has provided additional disclosure on page 98 of Amendment No. 4 as requested.

3.	Your purchase and supply agreement with AptarGroup appears to indicate that Aptar is currently the exclusive supplier of the delivery system to administer Fentanyl SL Spray. In addition, your agreement appears to provide Aptar with a right of first refusal under which Aptar has the option of providing all of the requirements for delivery systems relating to alternative administration of new drugs aside from Fentanyl SL Spray. In contrast, the disclosure in the prospectus suggests that your supply agreement is not currently exclusive and that Aptar has been granted an option under which it may become the exclusive supplier of the device for administering Fentanyl Spray. Please explain and revise the disclosure in your prospectus to ensure that your disclosure is consistent with the material terms and arrangements of your agreement with Aptar.

In addition, with regard to the material terms of your agreement with Aptar, please revise your disclosure to include the following information:

•	The duration of your agreement; and
•	Applicable termination provisions.

Response:    The Company acknowledges the Staff’s comment and advises the Staff that certain aspects of the exclusivity provisions in the Company’s Supply Agreement (the “Supply Agreement”) with AptarGroup, Inc. (“Aptar”) are subject to the Company’s related confidential treatment request (the “CTR”). As set forth in the CTR being submitted in connection with Amendment No. 4, the Company and Aptar believe the redacted exclusivity provisions contain unique commercial and contractual terms, the disclosure of which could cause competitive harm to the Company and Aptar, and would not provide a material benefit to investors. The Company’s related disclosure in Amendment No. 4 is consistent with the unredacted information currently disclosed in the Supply Agreement attached as Exhibit 10.15 to Amendment No. 4. However, in response to the Staff’s comment, the Company has provided additional disclosure on pages 99 and 100 of Amendment No. 4 regarding the unredacted exclusivity provisions, duration and termination provisions of the Supply Agreement to provide a more full description of the arrangement, as requested. The Company therefore believes its description of the Supply Agreement in Amendment No. 4, as revised, is appropriate and supplies potential investors with the appropriate information.

Index to Consolidated Financial Statements

1.    Introduction and Basis of Presentation, page F-7

4.	Please refer to your response to our comment number five. It is still unclear how this qualified as an asset. Please further elaborate in detail on how a probably future economic benefit existed at September 2009. Further, please elaborate on management’s assessment of the likelihood of commercialization at the date of acquisition. Tell us what stage of development each of the dronabinol product candidates were in at the acquisition date, and what information was available to management at that date that established the likelihood of commercialization.

Response:    The Company acknowledges the Staff’s comment and advises the Staff that a probably of future economic benefit existed at September 2009 because the Company’s dronabinol active pharmaceutical ingredient (“API”) inventory had commercial value at that time irrespective of the development status of the Company’s family of dronabinol product candidates. Dronabinol API production involves a number of complex steps and it typically takes over 3 months to manufacture. To the Company’s knowledge, its dronabinol API manufacturing facility is one of only four such facilities in the United States. Given that the Company’s dronabinol API is not specific to the Company’s product candidates, there are a number of third party manufacturers who could use (and would potentially purchase) the Company’s dronabinol API to make other dronabinol products. Accordingly, the Company believes the value ascribed to the dronabinol API at the date of purchase was properly calculated by an independent third party valuation firm utilizing a market approach. The Company has revised the disclosure on page F-8 of Amendment No. 4 to clarify that inventory consists principally of raw materials (not finished goods).

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The Company respectfully requests the Staff’s assistance in completing the review of the Registration Statement and Amendment No. 4 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding Amendment No. 4 or this response letter to me at (858) 550-6049. Thank you.

Sincerely,

Cooley LLP

/s/ Charles S. Kim

Charles S. Kim, Esq.

cc:	Michael L. Babich, Insys Therapeutics, Inc.

Matthew T. Browne, Esq., Cooley LLP

Sean M. Clayton, Esq., Cooley LLP

Cheston J. Larson, Esq., Latham & Watkins LLP

Divakar Gupta, Esq., Latham & Watkins LLP